Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2014
Partners Capital Account Sale Of Units [Abstract]
Initial Public Offering

Proceeds received:
Sale of 8,100,000 units at $15.00 per unit	$121,500
Use of proceeds from sale of common units:
Underwriting discount and fees to underwriters	(7,593)
Other IPO expenses	(3,760)

Net IPO Proceeds	$110,147

Add: Carrying value of net assets contributed by Navios Acquisition	$355,640
Less: cash remitted to Navios Acquisition	(214,854)
Navios Acquisition contribution	140,786

Total additions to partners' capital (before net income)	$250,933